Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Property and equipment
Write-down of long lived assets	$ 0	$ 514,502
Gain loss on sale of equipment	44,435	0	$ (41,603)
Proceeds from sale of equipment	$ 500,000	$ 0	$ 29,191